ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Schedule of accounts receivable, net

	December 31,
	2024	2025
	US$’000	US$’000
Accounts receivable	7,842	11,051
Allowance for credit loss	(150)	(362)
Accounts receivable, net	7,692	10,689

Schedule of allowance for expected credit losses

	December 31,
	2024	2025
	US$’000	US$’000
Balance at beginning of the year	500	150
Addition	132	280
Reversal	(482)	(68)
Balance at end of the year	150	362

Schedule of allowance for doubtful accounts

	December 31,
	2024	2025
	US$’000	US$’000
Within 30 days	4,693	3,673
Between 31 and 60 days	1,672	3,481
Between 61 and 90 days	690	1,267
More than 90 days	637	2,268
	7,692	10,689